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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.):   [_] is a restatement
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Ambrosia

Title:   General Counsel

Phone:   973-921-3420

Signature, Place, and Date of Signing:

/s/ David Ambrosia    Short Hills, NJ      May 14, 2012
------------------    ---------------    ----------------
   (Signature)        (City, State)          (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: 401,443 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name
    ---    --------------------         --------------------
     1     028-12245                    CHC Partners, L.L.C.
     2     028-12247                    Kevin D. Eng

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                          FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5             COLUMN 6    COLUMN 7         COLUMN 8
--------------------- ---------------- --------- -------- ------------------------- -------------- -------- ------------------------
                                                                                                                VOTING AUTHORITY
                          TITLE OF                VALUE    SHRS OR                    INVESTMENT    OTHER   ------------------------
   NAME OF ISSUER          CLASS        CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
--------------------- ---------------- --------- -------- --------- ------ -------- -------------- -------- --------- ------ -------
CITIGROUP INC             COM NEW      172967424   10,051   275,000   SH            Shared-Defined   1, 2     275,000    0      0
DANA HLDG CORP              COM        235825205   21,899 1,412,852   SH            Shared-Defined   1, 2   1,412,852    0      0
DELPHI AUTOMOTIVE PLC       SHS        G27823106   51,782 1,638,676   SH            Shared-Defined   1, 2   1,638,676    0      0
ENERGY XXI (BERMUDA)
LTD                    USD UNRS SHS    G10082140   41,026 1,136,135   SH            Shared-Defined   1, 2   1,136,135    0      0
FOREST OIL CORP        COM PAR $0.01   346091705    7,424   612,500   SH            Shared-Defined   1, 2     612,500    0      0
GENERAL MTRS CO             COM        37045V100   48,825 1,903,495   SH            Shared-Defined   1, 2   1,903,495    0      0
GENERAL MTRS CO           *W EXP
                         07/10/201     37045V118      847    50,960   SH            Shared-Defined   1, 2      50,960    0      0
GENERAL MTRS CO           *W EXP
                         07/10/201     37045V126      571    50,960   SH            Shared-Defined   1, 2      50,960    0      0
HUNTSMAN CORP               COM        447011107   31,890 2,276,200   SH            Shared-Defined   1, 2   2,276,200    0      0
KRONOS WORLDWIDE INC        COM        50105F105    2,518   100,950   SH            Shared-Defined   1, 2     100,950    0      0
LYONDELLBASELL
INDUSTRIES N             SHS - A -     N53745100   29,285   670,900   SH            Shared-Defined   1, 2     670,900    0      0
MARATHON PETE CORP          COM        56585A102    7,484   172,600   SH            Shared-Defined   1, 2     172,600    0      0
MARATHON OIL CORP           COM        565849106   21,388   674,700   SH            Shared-Defined   1, 2     674,700    0      0
MCMORAN EXPLORATION
CO                          COM        582411104   13,518 1,263,400   SH            Shared-Defined   1, 2   1,263,400    0      0
MGIC INVT CORP WIS          COM        552848103   11,214 2,260,900   SH            Shared-Defined   1, 2   2,260,900    0      0
ROCKWOOD HLDGS INC          COM        774415103    5,265   100,950   SH            Shared-Defined   1, 2     100,950    0      0
SUNCOKE ENERGY INC          COM        86722A103   30,755 2,164,290   SH            Shared-Defined   1, 2   2,164,290    0      0
SUNOCO INC                  COM        86764P109   29,396   770,534   SH            Shared-Defined   1, 2     770,534    0      0
UNITED RENTALS INC          COM        911363109    2,780    64,815   SH            Shared-Defined   1, 2      64,815    0      0
U S AIRWAYS GROUP INC       COM        90341W108    6,072   800,000   SH            Shared-Defined   1, 2     800,000    0      0
WELLS FARGO & CO NEW        COM        949746101    8,535   250,000   SH            Shared-Defined   1, 2     250,000    0      0
WPX ENERGY INC              COM        98212B103   18,918 1,050,400   SH            Shared-Defined   1, 2   1,050,400    0      0